RELATED PARTY TRANSACTIONS (Detail Narrative) - USD ($)		1 Months Ended				3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 10, 2017	May 31, 2020	Sep. 30, 2019	Aug. 31, 2019	Dec. 31, 2018	May 31, 2020	May 31, 2019	May 31, 2020	May 31, 2019	Aug. 31, 2019	Aug. 31, 2018
Shareholder payment for invoice											$ 74
Patent license payment	$ 50,000,000
Related party receivables				$ 35,348						$ 35,348
Total related party payable										$ 5,504
Research and development expense						$ 108,800		$ 108,800
Zesty Studios Ltd [Member]
Total related party payable								5,504
Youall Perform Services Ltd [Member]
Related party receivables		$ 87,581				87,581		$ 87,581
Software upgrade agreement			$ 128,000
Long-term prepayment for upgrade		$ 108,800
Monthly premium paid to cosultant			10.00%
Ai Bian Quan Qiu [Member]
Research and development expense						$ 108,800
Guangzhou Shengshituhua Film [Member]
Effective date of agreement								Jun. 01, 2017		Jun. 01, 2017
Term of agreement								5 years		5 years
Patent license payment								$ 500,000		$ 500,000
Royalty percentage rate due								20.00%		20.00%
Royalty expenses								$ 46,080	$ 45,568	$ 60,928	$ 50,022
Chief Marketing Officer [Member]
Shares issued to officers as compensation				10,000,000
Chief Operational Officerr Member
Shares issued to officers as compensation				10,000,000
Cash salary paid				$ 14,976
Chief Financial Officer [Member]
Stock compensation paid								127,435
Shares issued to officers as compensation					100,000
Six Executives [Member]
Stock compensation paid										$ 162,003
Five Executives [Member]
Stock compensation paid								$ 11,250